Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

18.    Stock-Based Compensation

On June 12, 2012, the shareholders approved the 2012 Equity Incentive Plan (the “2012 Plan”), which has been subsequently amended. The 2012 Plan provides for the issuance of up to 17,464 equity-based awards in the form of restricted common stock or stock options awards to eligible employees, directors, and consultants.

On September 29, 2021, stockholders approved the 2021 Omnibus Incentive Plan, (the “Plan”), replacing the 2012 Plan, pursuant to which the Company’s Board of Directors (the “Board”) may grant stock awards, including stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards, to officers, employees, and directors. The Plan allows for non-employee director grants, which are accounted for in the same manner as employee awards. The Plan provides for the issuance of up to 10,194 stock awards as of December 31, 2021.

Stock Options

Under the 2012 Plan, the Company granted stock options which typically vest over two years for board members and four years for all other grants with a contractual life of ten years. The exercise price of stock options granted under the 2012 Plan were set at the fair market value of such shares on the date of grant.

The grant date fair value for the Company’s stock options granted under the 2012 Plan for the years ended December 31, 2021 and 2020, respectively, were based on the following assumptions used within the Black-Scholes option pricing model:

	Year Ended December 31,
	2021	2020
Expected dividend yield	0%	0%
Expected volatility	63%	58%
Risk-free interest rate	0.7%	1.0%
Expected term in years	6.1 years	6.2 years
Weighted average grant date fair value	$1.49	$0.81

The following is a summary of stock option information and weighted average exercise prices under the 2012 Plan:

		Weighted
	Options	Average Exercise
	Outstanding	Price per Share
Balance as of December 31, 2020	7,635	$0.98
Granted	6,748	2.44
Exercised	(913)	0.64
Cancelled and forfeited	(1,234)	1.55
Expired	(126)	1.22
Balance as of December 31, 2021	12,110	$1.76

The following is a summary of stock option information and weighted average grant date fair values under the 2012 Plan:

		Weighted
		Average
	Options	Grant Date
	Outstanding	Fair Value
Nonvested as of December 31, 2020	3,729	$1.16
Granted	6,748	2.44
Vested	(1,846)	1.77
Cancelled and forfeited	(1,360)	1.51
Nonvested Balance as of December 31, 2021	7,271	$2.14

There are 10,317 registered shares of common stock reserved for issuance upon exercise or settlement, as applicable, of awards made under the 2012 Plan. While no further awards may be granted under the 2012 Plan, the plan continues to govern all outstanding awards previously issued under it.

As of December 31, 2021, 4,839 stock options were exercisable at a weighted average remaining contractual life of 6.9 years and a weighted average exercise price of $1.12 per share. The aggregate intrinsic value of these stock options was $29,838 as of December 31, 2021. The total intrinsic value of options exercised for the year ended December 31, 2021 was $5,407. The aggregate intrinsic value is the difference between the fair value of the underlying common stock on the date of exercise and the exercise price.

As of December 31, 2021, 12,110 stock options were vested or expected to vest. The total fair value of shares vested during the year was $1,678. The weighted average remaining contractual life of these stock options was 8.0 years, and the weighted average exercise price was $1.76 per share. The aggregate intrinsic value of these stock options was $66,012 as of December 31, 2021.

Restricted Stock Units

RSUs are convertible into shares of Company common stock upon vesting on a one-to-one basis. The RSUs outstanding as of December 31, 2021 represent a combination of RSUs subject to only time vesting conditions and RSUs subject to both time and market based performance vesting conditions. Any unvested portion of the RSUs shall be terminated and forfeited upon termination of employment or service of the grantee or the failure to achieve performance-based vesting conditions within the award term. The time based awards grant date fair value was determined based on the Company’s stock price on the date of grant.

The 1,682 market based performance awards (the “Earnout Awards”) outstanding as of December 31, 2021 are subject to the following vesting conditions: 50% of the Earnout Awards will vest if the closing price of the Company’s publicly traded common stock is greater than or equal to $14.00 over any 20 trading days within any thirty consecutive trading day period within 36 months following the closing of the Merger and 50% of the Earnout Awards will vest if the closing price of the Company’s publicly traded common stock is greater than or equal to $16.00 over any 20 trading days within any thirty consecutive trading day period within 36 months following the closing of the Merger. Any portion of the Earnout Awards that have not vested as of the third anniversary of the closing of the Merger will be forfeited. Additionally, the vesting of the Earnout Awards is subject to the award recipients continued service to the Company through the applicable vesting date. Therefore, should the award recipients service terminate prior to the Earnout Awards vesting, the Earnout Awards will be forfeited.

The closing price thresholds of the Company’s publicly traded common stock are considered market conditions under ASC 718 and are estimated on the grant date using a Monte Carlo simulation. Recognition of stock-based compensation expense of all vesting tranches commenced on the date of grant, as the probability of meeting the two closing price thresholds are not considered in determining the timing of expense recognition. Key assumptions for estimating the market based performance awards fair value at the date of grant included the Company’s share price on the grant date, historical volatilities of the common stock of comparable publicly traded companies, the risk free interest rate, and the grant term.

Total stock-based compensation recorded as operating expense for the Earnout Award for the year ended December 31, 2021 was $2,806. As of December 31, 2021, the Company had approximately $7,519 of total unrecognized stock-based compensation expense remaining under the Earnout Awards assuming the grantee’s continued service to the Company through the applicable vesting date.

Information regarding the RSUs activity and weighted average grant-date fair value follows:

	Time Based Awards		Market Based Performance Awards
		Weighted		Weighted
		Average Grant		Average Grant
	RSUs	Date Fair Value	RSUs	Date Fair Value
Balance as of December 31, 2020	—	$—	—	$—
Granted	226	8.28	1,749	6.14
Vested	—	—	—	—
Cancelled and forfeited	—	—	(67)	6.14
Balance as of December 31, 2021	226	$8.28	1,682	$6.14

Stock-Based Compensation Expense

The Company recognized $7,183, $1,010 and $644 of compensation expense related to grants during the years ended December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021, the total unrecognized compensation cost related to equity awards granted was $16,354. The Company expects to recognize total unrecognized compensation cost over a remaining weighted average period of 2.4 years.